EQUITY OFFERINGS OF SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2011
EQUITY OFFERINGS OF SUBSIDIARIES [Abstract]
Components of equity offerings of subsidiaries

(in thousands of $)	Golar Partners (Initial Public Offering) 2011	Golar Energy (Private Placement) 2009
Total proceeds received	310,500	119,686
Less: Offering expenses	(22,705)	(4,294)
Net proceeds received	287,795	115,392